Third party reinsurance - The effects of reinsurance (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Written premiums:
Direct		$ 511.2	$ 454.5	$ 450.2
Assumed		1,391.5	1,366.5	989.1
Gross written premiums		1,902.7	1,821.0	1,439.3
Ceded		(400.1)	(463.9)	(349.1)
Net written premiums		1,502.6	1,357.1	1,090.2
Earned premiums:
Direct		481.0	432.6	405.7
Assumed		1,357.7	1,236.2	942.2
Gross earned premiums		1,838.7	1,668.8	1,347.9
Ceded		(397.1)	(406.5)	(312.6)
Net earned premiums		1,441.6	1,262.3	1,035.3
Losses and LAE:
Direct		316.3	260.5	294.9
Assumed		1,111.4	819.1	701.3
Gross losses and LAE		1,427.7	1,079.6	996.2
Ceded		(257.4)	(179.6)	(185.0)
Net losses and LAE		$ 1,170.3	$ 900.0	$ 811.2
Excess of loss retrocessional coverage | Earthquake related property liability and casualty insurance
Losses and LAE:
Renewal term	1 year
Reinsurance protection in excess of retention	$ 40.0
Retention amount	35.0
Further reinsurance protection in excess of retention	35.0
Further retention amount	$ 75.0
Minimum | Excess of loss retrocessional coverage | Earthquake related property liability and casualty insurance
Losses and LAE:
Reinsurance protection in excess of retention (as a percent)	50.00%
Maximum | Excess of loss retrocessional coverage | Earthquake related property liability and casualty insurance
Losses and LAE:
Reinsurance protection in excess of retention (as a percent)	100.00%